GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of transactions effecting goodwill

Balance as of January 1, 2011	$5,509
Adjustment to goodwill related to CMAC	29

Balance as of December 31, 2011	5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	$8,571

Schedule of intangible assets and accumulated amortization

	December 31,
	2012				2011
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,373	$(966)	$2,407	7.6	$1,670	$(279)	$1,391	8.0
Contractor and resume databases	675	(270)	405	3.0	675	(135)	540	4.0
Tradename	893	(193)	700	5.3	310	(64)	246	4.0
Internal use software	2,978	(545)	2,433	3.1	74	(37)	37	1.0
Covenant not to compete	105	(27)	78	1.5	-	-	-	-

	$8,024	$(2,001)	$6,023	5.1	$2,729	$(515)	$2,214	6.5

Schedule of expected emortization expense in the next five years

Year	Amount

2013	$1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418

Total	$6,023